Interest in Other Entities (Details) - Schedule of Fair Value of Investments Accounted for Using the Equity Method - A.I Conversation Systems [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Interest in Other Entities (Details) - Schedule of Fair Value of Investments Accounted for Using the Equity Method [Line Items]
Carrying amount		$ 76
Quoted fair value	$ 331	$ 882